Transamerica JPMorgan International Moderate Growth VP

SCHEDULE OF INVESTMENTS
At September 30, 2024
(unaudited)

	Shares	Value
INVESTMENT COMPANIES - 96.9%
International Alternative Fund - 1.0%
Transamerica Unconstrained Bond (A)	429,457	$ 3,830,752
International Equity Funds - 56.6%
Transamerica BlackRock Real Estate Securities VP (A)	765,426	8,113,510
Transamerica Emerging Markets Opportunities (A)	5,656	48,300
Transamerica International Equity (A)	3,268,340	73,864,494
Transamerica International Focus (A)	9,587,661	80,728,104
Transamerica International Small Cap Value (A)	3,667,237	59,519,264
		222,273,672
International Mixed Allocation Fund - 11.1%
Transamerica Aegon Bond VP (A)	4,496,447	43,750,425
U.S. Equity Funds - 11.4%
Transamerica Large Cap Value (A)	6,058	90,872
Transamerica WMC US Growth VP (A)	1,114,153	44,599,551
		44,690,423
U.S. Fixed Income Funds - 16.8%
Transamerica Core Bond (A)	509,405	4,492,956
Transamerica Floating Rate (A)	457,193	4,123,882
Transamerica High Yield Bond (A)	4,256,703	35,330,632
Transamerica Long Credit (A)	2,174,083	21,806,054
		65,753,524
Total Investment Companies (Cost $339,038,000)		380,298,796

	Principal	Value
U.S. GOVERNMENT OBLIGATION - 2.2%
U.S. Treasury - 2.2%
U.S. Treasury Notes
4.13%, 01/31/2025 (B)	$ 8,458,900	$ 8,444,691
Total U.S. Government Obligation (Cost $8,434,101)		8,444,691
REPURCHASE AGREEMENT - 0.4%
Fixed Income Clearing Corp., 2.10% (C), dated 09/30/2024, to be repurchased at $1,596,235 on 10/01/2024. Collateralized by a U.S. Government Obligation, 4.88%, due 04/30/2026, and with a value of $1,628,193.	1,596,142	1,596,142
Total Repurchase Agreement (Cost $1,596,142)		1,596,142
Total Investments (Cost $349,068,243)		390,339,629
Net Other Assets (Liabilities) - 0.5%		1,945,753
Net Assets - 100.0%		$ 392,285,382
FUTURES CONTRACTS:

Long Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
2-Year U.S. Treasury Notes	128	12/31/2024	$26,685,250	$26,655,000	$—	$(30,250)
5-Year U.S. Treasury Notes	306	12/31/2024	33,498,050	33,624,141	126,091	—
10-Year Canada Government Bonds	89	12/18/2024	8,192,600	8,226,470	33,870	—
CAD Currency	390	12/17/2024	28,816,159	28,895,100	78,941	—
CHF Currency	16	12/16/2024	2,383,823	2,382,100	—	(1,723)
Hong Kong Hang Seng Index	128	10/30/2024	16,868,356	17,517,601	649,245	—
JPY Currency	63	12/16/2024	5,675,283	5,536,519	—	(138,764)
MSCI EAFE Index	366	12/20/2024	44,653,830	45,526,740	872,910	—
MSCI Emerging Markets Index	206	12/20/2024	12,226,696	12,078,810	—	(147,886)
S&P/TSX 60 Index	144	12/19/2024	30,284,441	30,758,047	473,606	—
TOPIX Index	21	12/12/2024	3,982,576	3,868,325	—	(114,251)
Total					$2,234,663	$(432,874)

Short Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
10-Year U.S. Treasury Ultra Notes	(215)	12/19/2024	$(25,419,712)	$(25,433,828)	$—	$(14,116)
EUR Currency	(108)	12/16/2024	(15,038,526)	(15,074,775)	—	(36,249)
FTSE 100 Index	(141)	12/20/2024	(15,728,817)	(15,624,650)	104,167	—
GBP Currency	(29)	12/16/2024	(2,383,002)	(2,424,038)	—	(41,036)
S&P 500® E-Mini Index	(131)	12/20/2024	(37,270,798)	(38,083,337)	—	(812,539)
Transamerica Series Trust

Transamerica JPMorgan International Moderate Growth VP

SCHEDULE OF INVESTMENTS (continued)
At September 30, 2024
(unaudited)
FUTURES CONTRACTS (continued):

Short Futures Contracts (continued)
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
S&P/ASX 200 Index	(40)	12/19/2024	$(5,676,283)	$(5,742,355)	$—	$(66,072)
U.S. Treasury Ultra Bonds	(32)	12/19/2024	(4,328,430)	(4,259,000)	69,430	—
Total					$173,597	$(970,012)
Total Futures Contracts					$2,408,260	$(1,402,886)
INVESTMENT VALUATION:

Valuation Inputs (D)
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Investment Companies	$380,298,796	$—	$—	$380,298,796
U.S. Government Obligation	—	8,444,691	—	8,444,691
Repurchase Agreement	—	1,596,142	—	1,596,142
Total Investments	$380,298,796	$10,040,833	$—	$390,339,629
Other Financial Instruments
Futures Contracts (E)	$2,408,260	$—	$—	$2,408,260
Total Other Financial Instruments	$2,408,260	$—	$—	$2,408,260
LIABILITIES
Other Financial Instruments
Futures Contracts (E)	$(1,402,886)	$—	$—	$(1,402,886)
Total Other Financial Instruments	$(1,402,886)	$—	$—	$(1,402,886)
FOOTNOTES TO SCHEDULE OF INVESTMENTS:
(A)
Affiliated investment in the Class I2 shares of funds within Transamerica Funds, and/or affiliated investment in the Initial Class shares of funds within
Transamerica Series Trust. The Portfolio's transactions and earnings from these underlying funds are as follows:

Affiliated Investments	Value December 31, 2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value September 30, 2024	Shares as of September 30, 2024	Dividend Income	Net Capital Gain Distributions
Transamerica Aegon Bond VP	$70,771,688	$1,989,166	$(29,316,406)	$118,043	$187,934	$43,750,425	4,496,447	$1,989,166	$—
Transamerica BlackRock Real Estate Securities VP	1,070,643	6,782,465	—	—	260,402	8,113,510	765,426	160,665	—
Transamerica Core Bond	8,766,973	207,531	(4,375,847)	(591,051)	485,350	4,492,956	509,405	207,531	—
Transamerica Emerging Markets Opportunities	41,965	—	—	—	6,335	48,300	5,656	—	—
Transamerica Floating Rate	3,885,976	255,643	—	—	(17,737)	4,123,882	457,193	255,643	—
Transamerica High Yield Bond	35,203,962	1,727,069	(2,411,904)	33,819	777,686	35,330,632	4,256,703	1,727,069	—
Transamerica International Equity	69,530,527	12,919,150	(17,102,863)	3,156,876	5,360,804	73,864,494	3,268,340	—	—
Transamerica International Focus	107,339,265	12,238,324	(42,784,742)	627,522	3,307,735	80,728,104	9,587,661	—	—
Transamerica International Small Cap Value	48,111,816	3,715,291	—	—	7,692,157	59,519,264	3,667,237	—	—
Transamerica Large Cap Value	5,981,973	757	(6,105,223)	(169,522)	382,887	90,872	6,058	757	—
Transamerica Long Credit	16,856,261	4,813,666	—	—	136,127	21,806,054	2,174,083	777,516	—
Transamerica Series Trust

Transamerica JPMorgan International Moderate Growth VP

SCHEDULE OF INVESTMENTS (continued)
At September 30, 2024
(unaudited)
FOOTNOTES TO SCHEDULE OF INVESTMENTS (continued):
Affiliated Investments	Value December 31, 2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value September 30, 2024	Shares as of September 30, 2024	Dividend Income	Net Capital Gain Distributions
Transamerica Unconstrained Bond	$12,225,701	$447,719	$(8,764,219)	$38,970	$(117,419)	$3,830,752	429,457	$428,707	$—
Transamerica WMC US Growth VP	20,242,874	21,716,171	(1,320,545)	190,354	3,770,697	44,599,551	1,114,153	50,971	3,832,443
Total	$400,029,624	$66,812,952	$(112,181,749)	$3,405,011	$22,232,958	$380,298,796	30,737,819	$5,598,025	$3,832,443

(B)	All or a portion of the security has been segregated by the custodian as collateral to cover margin requirements for open futures contracts. The total value of the securities is $8,444,692.
(C)	Rate disclosed reflects the yield at September 30, 2024.
(D)
There were no transfers in or out of Level 3 during the period ended September 30, 2024. Please reference the Investment Valuation section of the
Notes to Schedule of Investments for more information regarding investment valuation and pricing inputs.

(E)	Derivative instruments are valued at unrealized appreciation (depreciation).
CURRENCY ABBREVIATION(S):
CAD	Canadian Dollar
CHF	Swiss Franc
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
PORTFOLIO ABBREVIATION(S):
EAFE	Europe, Australasia and Far East
FTSE	Financial Times Stock Exchange
TOPIX	Tokyo Price Index
TSX	Toronto Stock Exchange
Transamerica Series Trust

Transamerica JPMorgan International Moderate Growth VP

NOTES TO SCHEDULE OF INVESTMENTS
At September 30, 2024
(unaudited)
INVESTMENT VALUATION
Transamerica JPMorgan International Moderate Growth VP (the "Portfolio") is a series of the Transamerica Series Trust.
Transamerica Asset Management, Inc. (“TAM”) has been designated as the Portfolio's valuation designee pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended, with responsibility for fair valuation subject to oversight by the Portfolio's Board of Trustees. The net asset value of the Portfolio is computed as of the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.
TAM utilizes various methods to measure the fair value of its investments on a recurring basis. Generally Accepted Accounting Principles in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels ("Levels") of inputs of the fair value hierarchy are defined as follows:
Level 1—Unadjusted quoted prices in active markets for identical securities.
Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.
Level 3—Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include TAM's own assumptions used in determining the fair value of the Portfolio's investments and derivative instruments.
The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using Net Asset Value (“NAV”) per share, or its equivalent, using the "practical expedient" have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Portfolio's investments at September 30, 2024, is disclosed within the Investment Valuation section of the Schedule of Investments.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.
Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio's significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:
Investment companies: Certain investment companies are valued at the NAV as the practical expedient. These investment companies are not included within the fair value hierarchy. Certain other investment companies are valued at the actively traded NAV and no valuation adjustments are applied. These investment companies are categorized in Level 1 of the fair value hierarchy.
U.S. government obligations: U.S. government obligations are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. U.S. government obligations generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.
Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.
Derivative instruments: Centrally cleared or listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized in Level 1 of the fair value hierarchy. Over-the-counter ("OTC") derivative contracts include forward, swap, swaption, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices.
Transamerica Series Trust

Transamerica JPMorgan International Moderate Growth VP

NOTES TO SCHEDULE OF INVESTMENTS (continued)
At September 30, 2024
(unaudited)
Depending on the product and the terms of the transaction, the fair value of the OTC derivative products are modeled taking into account the counterparties' creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments and the pricing inputs are observed from actively quoted markets, as is the case of interest rate swap and option contracts. The majority of OTC derivative products valued by the Portfolio using pricing models fall into this category and are categorized within Level 2 of the fair value hierarchy or Level 3 if inputs are unobservable.
Transamerica Series Trust